SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, since he reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

From 2016 through the third quarter of 2020, the Company had been operating in two principal businesses: MSS and Energy. The MSS business comprised primarily the design, development, manufacture and sale of solar modules, other solar power products and solar system kits. The MSS business also provided engineering, procurement and construction (EPC) services. The Energy business comprised primarily the development and sale of solar power projects, operating solar power projects, the sale of electricity and operating and maintenance (O&M) services. The module sales from the Company’s MSS business to its Energy business were on terms and conditions similar to sales to third parties.

In July 2020, the Company reached a strategic decision to pursue a listing of its subsidiary, CSI Solar Co., Ltd., in China. From November 2021, the Company completed the transfer of the China solar power system and project assets from CSI Solar to the Global Energy segment to avoid any potential competition between the Company and its CSI Solar subsidiary, as part of the CSI Solar carve-out listing process. To align with the objective of ASC 280, Segment Reporting (“Topic 280”) and present the Company’s disaggregated financial information consistent with the management approach, the Company reports its financial performance, including revenue, gross profit and income from operations, based on the following two reportable segments:

●	CSI Solar, which consists of solar module manufacturing and total system solutions, including inverters, solar system kits and EPC (engineering, procurement and construction) services. The CSI Solar segment also includes the Company’s battery storage integration business, delivering bankable, end-to-end, turnkey battery storage solutions for utility scale, commercial and industrial, and residential applications. These storage systems solutions are complemented with long-term service agreements, including future battery capacity augmentation services.
●	Global Energy, which carries out the Company’s global project development activities for both solar and battery storage project development, which include sourcing land, interconnection agreements, structuring power purchase agreements (PPAs), obtaining permits and other requirements. The Global Energy segment develops both stand-alone solar and stand-alone battery storage projects, as well as hybrid solar plus storage projects. Its monetization strategies vary between develop-to-sell, build-to-sell, and build-to-own, depending on business strategies and market conditions, with the goal of maximizing returns, accelerating cash turn and minimizing capital risk.

The module, EPC and battery storage solutions sales from the Company’s CSI Solar business to its Global Energy business are on terms and conditions similar to sales to third parties.

The Company continually monitors and reviews its segment reporting structure in accordance with Topic 280 to determine whether any changes have occurred that would impact its reportable segments.

The Company’s CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s revenues, gross profit and income from operations generated from each segment:

	Years Ended December 31, 2022
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	6,975,612	821,525	(328,527)	7,468,610
Cost of revenues	5,824,855	660,161	(279,542)	6,205,474
Gross profit	1,150,757	161,364	(48,985)	1,263,136
Income from operations (2)	343,798	80,364	(68,101)	356,061

	Years Ended December 31, 2021
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	4,371,603	1,124,083	(218,517)	5,277,169
Cost of revenues	3,689,126	930,099	(251,368)	4,367,857
Gross profit	682,477	193,984	32,851	909,312
Income from operations (2)	74,132	97,179	19,070	190,381

	Years Ended December 31, 2020
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	3,105,044	726,167	(354,716)	3,476,495
Cost of revenues	2,496,153	577,052	(286,624)	2,786,581
Gross profit	608,891	149,115	(68,092)	689,914
Income from operations (2)	253,105	53,414	(86,089)	220,430
(1)	Includes inter-segment elimination, and unallocated corporate costs not considered part of management’s evaluation of reportable segment operating performance.
(2)	Income from operations reflects management’s allocation and estimate as some services are shared by the Company’s two reportable segments.

22. SEGMENT INFORMATION (Continued)

During the years ended December 31, 2020, 2021 and 2022, $11,854, $6,084 and $60,330 of long-lived asset impairment charges, respectively, were recorded related to property, plant and equipment in CSI Solar segment. In addition, the Company recorded $24,060, nil and $357 of investment impairment in the CSI Solar segment, and $369, $17,152 and $1,674 of project assets impairment in the Global Energy segment, and for the years ended December 31, 2020, 2021 and 2022, respectively.

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of customers’ global or regional headquarters, as appropriate:

	Years Ended December 31,
	2020	2021	2022
	$	$	$
The Americas:
—United States	696,101	1,590,573	1,963,956
—Brazil	284,478	442,603	623,331
—Canada	100,284	30,792	49,148
—Chile	4,872	18,461	37,370
—Mexico	118,846	139,611	31,912
—Others	16,524	57,554	87,934
	1,221,105	2,279,594	2,793,651
Asia:
—PRC	504,656	1,207,003	1,904,862
—Japan	560,701	509,233	325,344
—India	61,141	142,300	197,772
—Pakistan	15,417	48,838	73,531
—Taiwan	24,422	7,702	67,411
—Hong Kong	13,571	9,979	46,254
—United Arab Emirates	53,981	6,168	15,974
—Thailand	6,108	59,451	9,941
—Vietnam	289,621	19,956	9,078
—Others	91,222	128,440	89,612
	1,620,840	2,139,070	2,739,779
Europe and other regions:
—Spain	138,972	100,658	434,841
—Australia	120,403	165,772	393,959
—Germany	119,035	231,995	322,189
—Netherlands	96,372	104,715	136,375
—South Africa	49,375	90,761	118,458
—United Kingdom	8,842	7,749	106,662
—Czech	16,144	34,604	79,414
—Ireland	—	7,844	63,740
—Romania	1,258	3,699	31,804
—France	29,974	25,980	31,147
—Others	54,175	84,728	216,591
	634,550	858,505	1,935,180
Total net revenues	3,476,495	5,277,169	7,468,610

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, and intangible assets at December 31, 2021 and 2022 by geographic region, based on the physical location of the assets:

	At December 31,	At December 31,
	2021	2022
	$	$
PRC	1,252,189	1,668,177
Thailand	266,870	276,497
Brazil	710	242,761
Argentina	68,508	66,017
EU	1,824	27,182
Japan	16,413	14,440
Canada	9,269	6,200
United States	5,499	5,545
Others	14,147	5,770
Total long-lived assets	1,635,429	2,312,589

The following table summarizes the Company’s revenues generated from each product or service:

	Years Ended December 31,
	2020	2021	2022
	$	$	$
CSI Solar:
Solar modules	2,348,724	3,328,301	5,534,379
Solar system kits	157,656	302,133	538,157
Utility-scale battery storage	7,899	222,655	440,030
Residential battery storage	—	—	686
China energy/EPC (includes electricity sales)	175,388	178,830	35,711
Others	60,661	121,167	98,122
Global Energy:
Solar and battery storage projects	654,827	1,064,178	761,677
O&M and asset management services	26,386	35,334	33,776
Others (includes electricity sales)	44,954	24,571	26,072
Total net revenues	3,476,495	5,277,169	7,468,610